Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 774,000
Previously Paid Amount	0.00
Total Fee Amount	106.89
Total Offset Amount	0.00
Net Fee	106.89
Narrative - Max Aggregate Offering Price	$ 774,000
Final Prospectus	true